Other costs, expenses and income (Tables)	12 Months Ended
Dec. 31, 2025
Other costs, expenses and income [Abstract]
Other Costs, Expenses and Income
As of December 31, 2025, 2024 and 2023, this line item is comprised as follows:

	2025	2024	2023
Gain on loss of control of subsidiaries	$(204,443)	$-	$-
Other operating expenses	19,567	17,699	16,776
Tax recovery, net of expenses incurred in the recovery	(6,582)	(20,149)	3,034
Cancellation of projects	36,706	-	-
Provisions, net	17,553	(128,557)	(53,264)
Allowance for doubtful accounts	50,921	91,113	8,737
Write-off of other receivables (a)	120,635	-	-
Cancellation of leases in the warehousing business	-	(14,307)	(20,227)
Gain from the sale of subsidiaries	-	-	(3,676)
Result in the sale of operating equipment	-	(10,042)	-
Impairment of materials and supplies	-	23,531	-
Other, net	7,106	2,112	(391)
	$41,463	$(38,600)	$(49,011)

(a)	Write-off of other receivables correspond to loan to third parties and sundry debtors, for which after Company’s assessment collectability is considered low.